Details of Cash From Operating Activities - Components of Cash, Cash Equivalents and Restricted Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Bank term deposits and bankers' acceptances	$ 1,984	$ 1,987
Cash	964	1,281
Cash and cash equivalents	2,948	3,268
Restricted cash equivalents included in prepaid expenses		106
Cash, cash equivalents and restricted cash equivalents	$ 2,948	$ 3,374	$ 1,392